MATERIAL ACCOUNTING POLICY INFORMATION - Schedule of Foreign Currency Exchange Rate (Details)	12 Months Ended
	Dec. 31, 2025 CRC (₡)	Dec. 31, 2025 CRC (₡) PEN (S/)	Dec. 31, 2025 COP ($) CRC (₡)	Dec. 31, 2025 CRC (₡) MXN ($)	Dec. 31, 2024 CRC (₡)	Dec. 31, 2024 CRC (₡) PEN (S/)	Dec. 31, 2024 COP ($) CRC (₡)	Dec. 31, 2023 CRC (₡)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2023 COP ($)	Dec. 31, 2025 PEN (S/)	Dec. 31, 2025 COP ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 PEN (S/)	Dec. 31, 2024 COP ($)
Disclosure of voluntary change in accounting policy [abstract]
Closing foreign exchange rate	501	501	501	501	513	513	513				3.369	3,757	17.97	3.770	4,409
Average foreign exchange rate	506	3.574	4,053	19.22	518	3.756	4,071	547	3.747	4,321